Accrued Pension And Severance Costs (Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Japanese Listed Companies
Defined Benefit Plan Disclosure [Line Items]
Investments in equity securities, percentage	60.00%	50.00%
Investments in equity securities		¥ 1,070
Foreign Listed Companies
Defined Benefit Plan Disclosure [Line Items]
Investments in equity securities, percentage	40.00%	50.00%
Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage		45.00%
Japanese Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	80.00%	40.00%
Japanese Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	15.00%	10.00%
Japanese Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	5.00%	5.00%